AMG SouthernSun Small Cap Fund
AMG SouthernSun Small Cap Fund
INVESTMENT OBJECTIVE
The AMG SouthernSun Small Cap Fund's (the “Fund”) investment objective is to provide long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AMG SouthernSun Small Cap Fund	Investor Class	Institutional Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, on shares held less than 60 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AMG SouthernSun Small Cap Fund		Investor Class	Institutional Class
Management Fee		0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.09%	0.09%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.20%	0.95%
[1]	Other Expenses have been restated to reflect current fees and expenses.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example AMG SouthernSun Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	122	381	660	1,455
Institutional Class	97	303	526	1,166

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund, had a portfolio turnover rate of 24% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
SouthernSun Asset Management, LLC ("SouthernSun" or the "Subadvisor") seeks to achieve the Fund's investment objective by investing primarily in common stocks of smaller capitalization ("small cap") U.S. companies that SouthernSun selects using a research-driven, value-oriented investment strategy. The Fund defines small cap securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2000® Index during the most recent 12 month period (based on month-end data). This capitalization range will change over time. As of December 31, 2014, the range of this index was $169 million to $4.05 billion. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in small cap securities.

The Fund’s portfolio typically invests in 20-40 companies SouthernSun believes are niche dominant, attractively-valued with financial flexibility and uniquely-fitted management teams. When selecting companies for investment, SouthernSun seeks opportunities that it believes have the following characteristics:
  Financial Flexibility: SouthernSun seeks companies that have strong internally generated discretionary cash flow and organic revenue growth.
  Management Adaptability: SouthernSun seeks management teams with measurable, transparent goals that are held accountable for performance. This applies to all levels of management from the CEO and CFO to less senior management.
  Niche Dominance: SouthernSun seeks companies that it believes exhibit competitive advantages through superior products, process controls and technologies.
The Fund generally seeks to buy and hold stocks for the long-term, but will sell holdings that SouthernSun believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that may contribute to relative underperformance. The Fund generally seeks to hold positions in companies as they increase in market capitalization, potentially beyond the small capitalization range, as long as SouthernSun considers the company to remain an attractive investment with capital appreciation potential.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Focused Investment Risk—a significant portion of the Fund's holdings may be focused in a relatively small number of securities which may make the Fund more volatile and subject to greater risk than a more diversified fund.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that a Subadvisor's investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, which can place the Fund at greater risk.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in industrials sectors currently, and may in the future, compromise a significant portion of the Fund's portfolio. The industrial industries may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The performance information shown for the Fund includes historical performance of the Fund for periods prior to March 31, 2014, which was the date the Fund was reorganized from SouthernSun Small Cap Fund, a series of Northern Lights Fund Trust (the “Predecessor Fund”), to the Fund. The Predecessor Fund was managed by SouthernSun with the same investment objective and substantially similar investment strategies as those of the Fund.

The performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the index shown in the table. The information in the bar chart is for Investor Class shares of the Fund. Institutional Class shares would have similar annual returns as Investor Class shares because both classes are invested in the same portfolio of securities. However, because Institutional Class shares are subject to different expenses than Investor Class shares, Institutional Class share performance varies. The performance information also reflects the impact of the Fund’s previous contractual expense limitation, if any. If AMG Funds LLC (the “Investment Manager”) or the Predecessor Fund’s investment manager had not agreed to limit expenses, returns would have been lower.

To obtain updated performance information please visit or call 800.835.3879.
Calendar Year Total Returns as of 12/31/14 (Investor Class)

Best Quarter: 31.94% (2nd Quarter 2009) Worst Quarter: -25.97 (4th Quarter 2008)
Average Annual Total Returns as of 12/31/14
Average Annual Total Returns AMG SouthernSun Small Cap Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class	(4.46%)	20.42%	10.25%	12.52%	[1]	Oct. 01, 2003
Investor Class Return After Taxes on Distributions	(7.76%)	18.81%	9.33%	11.67%	[1]	Oct. 01, 2003
Investor Class Return After Taxes on Distributions and Sale of Fund Shares	0.33%	16.69%	8.42%	10.54%	[1]	Oct. 01, 2003
Investor Class Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	4.89%	15.55%	7.77%	9.55%	[1]	Oct. 01, 2003
Institutional Class	(4.24%)	20.75%		21.08%	[2]	Sep. 30, 2009
Institutional Class Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	4.89%	15.55%	7.77%	15.58%	[2]	Sep. 30, 2009
[1]	Investor Class and Index performance shown reflects the performance since the inception date of the Predecessor Fund's Investor Class on October 1, 2003.
[2]	Institutional Class and Index performance shown reflects the performance since the inception date of the Predecessor Fund's Institutional Class on September 30, 2009.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.